                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2001

Check here if Amendment  [  ]; Amendment Number:

        This Amendment (Check only one):  [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alleghany Corporation
Address:   375 Park Avenue
           New York, NY 10152

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter R. Sismondo
Title:     Vice President, Controller, Treasurer and Assistant Secretary
Phone:     212-752-1356

Signature, Place, and Date of Signing:

   /s/Peter R. Sismondo             New York, NY                November 2, 2001
       [Signature]                  [City, State]                    [Date]
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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                                    Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         5
Form 13F Information Table Value Total:   $503,888
                                          (thousands)

List of Other Included Managers:

        No.           Form 13F File Number                Name
        ---           --------------------                ----
        2                                          Alleghany Insurance Holdings LLC

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SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 09/30/2001


------------------------------------------------------------------------------------------------------------------------------------
               COLUMN 1 & 2                COLUMN 3   COLUMN 4    COLUMN 5                  COLUMN 6       COLUMN 7     COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                                                                                           INVESTMENT                   VOTING
NAME OF ISSUER AND TITLE OF CLASS            CUSIP      MARKET     SHRS OR    SH/ PUT/     DISCRETION      MANAGER     AUTHORITY
                                                        VALUE      PRIN AMT   PRN CALL  SOLE SHRD   OTHER            SOLE SHRD  NONE
                                                       (X 1000)                         (A)   (B)    (C)             (A)   (B)  (C)

ARCH COAL                                  039380100     14,040     900,000   SH               X               2            X
BURLINGTON NORTHERN SANTA FE CORP          12189T104    407,917  15,249,242   SH         X                     1      X
BURLINGTON NORTHERN SANTA FE CORP          12189T104     72,225   2,700,000   SH               X               2            X
HOMESTAKE MINING CO                        437614100      1,860     200,000   SH         X                     1      X
OHIO CASUALTY CORP                         677240103      7,846     604,000   SH               X               2            X



GRAND TOTAL                                             503,888  19,653,242